Orange Grove Promissory Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 02, 2020
Short-term Debt [Line Items]
Face amount				$ 2,990
Interest expense	$ 518	$ 651	$ 466
Promissory note
Short-term Debt [Line Items]
Outstanding amount			418
Interest expense		$ 19	11
Promissory note | Orange Grove Fleet Solutions, LLC
Short-term Debt [Line Items]
Face amount			$ 515
Membership interest			80.00%
Fixed interest rate per annum			8.00%